Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000249525 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000249525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000249525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000249525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
C000249525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000249525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249525 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000249525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000249525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000249525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249525 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000249524 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000249524 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000249524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000249524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
C000249524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000249524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249524 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000249524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000249524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000249524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249524 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000249523 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000249523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000249523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000249523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
C000249523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000249523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249523 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000249523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000249523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000249523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000249526 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000249526 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000249526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000249526 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
C000249526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000249526 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249526 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000249526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000249526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000249526 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249526 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000249527 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000249527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000249527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000249527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000249527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000249527 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000249527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000249527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000249527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000249528 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000249528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000249528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000249528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000249528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000249528 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000249528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000249528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000249528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000249529 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000249529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000249529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000249529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000249529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000249529 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000249529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000249529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000249529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000249530 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000249530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000249530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.31%
C000249530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000249530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000249530 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000249530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000249530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000249530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000249534 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000249534 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000249534 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000249534 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000249534 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000249534 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000249534 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249534 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000249534 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
C000249534 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000249534 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000249533 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000249533 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000249533 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000249533 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000249533 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000249533 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000249533 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249533 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000249533 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
C000249533 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000249533 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000249532 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000249532 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000249532 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000249532 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000249532 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000249532 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000249532 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249532 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000249532 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
C000249532 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000249532 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000249535 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249535 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
C000249535 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000249535 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000249535 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249535 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000249535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000249535 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249535 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000249537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
C000249537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000249537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000249537 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000249537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000249537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249537 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000249536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
C000249536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000249536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000249536 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
C000249536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000249536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249536 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000249541 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249541 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000249541 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249541 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000249541 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000249541 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
C000249541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000249541 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249541 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000249541 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249539 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000249539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000249539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000249539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
C000249539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000249539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000249539 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249538 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000249538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000249538 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000249538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
C000249538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000249538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249538 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000249538 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249540 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000249540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000249540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000249540 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
C000249540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000249540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000249540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000249540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249542 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000249542 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.09%
C000249542 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000249542 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000249542 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000249542 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000249543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000249543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.09%
C000249543 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000249543 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000249543 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000249543 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000249544 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000249544 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.09%
C000249544 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000249544 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000249544 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000249544 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000249545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.88%
C000249545 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.87%
C000249545 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000249545 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000249545 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%